Annual Operating Expenses - FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO - FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO - Fidelity Advisor Multi-Asset Income Fund	Mar. 01, 2025
Fidelity Advisor Multi-Asset Income Fund - Class A
Operating Expenses:
Management fee	0.70%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[2]
Acquired fund fees and expenses	0.12%	[3]
Total annual operating expenses	1.09%	[3]
Fidelity Advisor Multi-Asset Income Fund - Class M
Operating Expenses:
Management fee	0.69%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[2]
Acquired fund fees and expenses	0.12%	[3]
Total annual operating expenses	1.08%	[3]
Fidelity Advisor Multi-Asset Income Fund - Class C
Operating Expenses:
Management fee	0.70%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.02%	[2]
Acquired fund fees and expenses	0.12%	[3]
Total annual operating expenses	1.84%	[3]
Fidelity Advisor Multi-Asset Income Fund - Class I
Operating Expenses:
Management fee	0.70%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Acquired fund fees and expenses	0.12%	[3]
Total annual operating expenses	0.84%	[3]
Fidelity Advisor Multi-Asset Income Fund - Class Z
Operating Expenses:
Management fee	0.60%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Acquired fund fees and expenses	0.12%	[3]
Total annual operating expenses	0.74%

[1]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18%, 0.16%, 0.18%, 0.19%, and 0.09% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.

[2]	B Adjusted to reflect current fees.
[3]
C Includes interest expense of certain underlying Fidelity ® funds. Excluding interest expense of the applicable underlying Fidelity ® funds, total annual operating expenses are 0.99%, 0.98%, 1.74%, 0.74% and 0.64% for Class A, Class M, Class C, Class I and Class Z, respectively.